Note 10 - Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
(
10
)
Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding for the period. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method. For all periods presented, there is no
difference in the number of shares used to calculate basic and diluted shares outstanding since the effects of potentially dilutive securities are antidilutive due to its net loss position.

The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	September 30,
	2019	2018
Stock options to purchase common stock	848,148	616,567
Unvested restricted stock units	62,135	29,706
Common stock warrants	2,435,808	-
Total	3,346,091	646,273

(13)	Net Loss per Share

The following table sets forth the computation of the basic and diluted net loss per share for the years ended
December 31, 2018,
2017
and
2016
(in thousands, except share and per share data):

	Years ended December 31,
	2018	2017	2016
Numerator:
Net loss	$(13,987)	$(12,308)	$(10,310)
Denominator:
Weighted average shares used to compute net loss per share, basic and diluted	38,377,606	38,160,543	8,368,284
Net loss per share, basic and diluted	$(0.36)	$(0.32)	$(1.23)

The following weighted-average outstanding common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	December 31,
	2018	2017	2016
Stock options to purchase common stock	5,477,364	4,213,100	3,491,937
Unvested restricted stock units	267,359	97,996	-
Common stock warrants	2,666,666	-	-
Total	8,411,389	4,311,096	3,491,937